SUPPLEMENTAL CASH FLOW INFORMATION - Interest and Income Taxes Paid (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Flow Statement [Abstract]
Net interest paid (received)	$ 1,321	$ 1,260
Net income taxes paid (received)	$ 265	$ 277